Consolidated Statements of Cash Flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Net income (loss)	€ (681)	€ 3,842	€ (1,667)
Adjustments to reconcile net income (loss) to net cash generated by (used in) operating activities:
Depreciation and amortization	1,573	1,025	1,002
Change in warrants fair value	(2,669)	(3,985)	2,047
Other Non-cash compensation	382	360	66
Change in allowances for doubtful accounts & slow-moving inventories	28	(75)	(218)
Change in long-term provisions	105	116	73
Net capital loss on disposals of assets	47	58	68
Deferred tax expense (benefit)	(153)	65	23
Operating cash flow	(1,368)	1,408	1,394
Increase/Decrease in operating assets and liabilities:
Decrease (Increase) in trade accounts and notes and other receivables	(1,741)	1,752	(1,752)
Decrease (Increase) in inventories	669	(1,985)	(381)
Decrease (Increase) in other assets	(47)	46	183
(Decrease) Increase in trade accounts and notes payable	426	(153)	518
(Decrease) Increase in accrued expenses, other current liabilities	(998)	143	1,250
Net increase (decrease) in operating assets and liabilities	(1,691)	(197)	(180)
Net cash generated by (used in) operating activities	(3,059)	1,209	1,213
Cash flows from investing activities:
Additions to capitalized assets produced by the Company	(988)	(853)	(470)
Net proceeds from sale of leased back assets	85		95
Acquisitions of property and equipment	(631)	(321)	(160)
Acquisitions of intangible assets	(453)	(151)	(20)
Proceeds from sale of short term investments		1,000
Net proceeds from sale of assets			26
Increase in deposits and guarantees	(45)	(59)	(12)
Net cash generated by (used in) investing activities	(2,032)	(384)	(541)
Cash flow from financing activities:
Proceeds from capital increase	548	6,200	1,091
Proceeds from stock-option exercise	115		128
Proceeds from long term borrowings, net of financing costs	1,638	3,168	687
Repayment of long term borrowings	(243)	(305)	(241)
Repayment of obligations under capital leases	(297)	(277)	(241)
Increase (decrease) in bank overdrafts and short-term borrowings	1,110	(1,182)	688
Net cash generated by (used in) financing activities	2,871	7,604	2,112
Net effect of exchange rate changes on cash and cash equivalents	235	(19)	(347)
Net increase (decrease) in cash and cash equivalents	(1,985)	8,410	2,436
Cash and cash equivalents at beginning of year	21,989	13,578	11,142
Cash and cash equivalents at end of year	€ 20,004	€ 21,989	€ 13,578